Advances for Vessels under Construction and Acquisitions and Other Vessel Costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Advances For Property Plant And Equipment [Abstract]
Beginning balance	$ 29,500	$ 38,862
Advances for vessels under construction and other vessel costs	25,080	43,160
Advances for vessel acquisitions and other vessel costs	40,105	10,066
Transferred to vessel cost (Note 6)	(50,171)	(62,588)
Ending balance	$ 44,514	$ 29,500